Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® III Portfolio
March 31, 2024
VIPFLI-III-NPRT1-0524
1.830300.118
Domestic Equity Funds - 25.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	23,099	1,296,550
VIP Equity-Income Portfolio Investor Class (a)	39,440	1,054,243
VIP Growth & Income Portfolio Investor Class (a)	48,871	1,447,067
VIP Growth Portfolio Investor Class (a)	20,367	2,149,360
VIP Mid Cap Portfolio Investor Class (a)	8,324	332,042
VIP Value Portfolio Investor Class (a)	36,545	738,581
VIP Value Strategies Portfolio Investor Class (a)	20,908	366,734
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,908,669)		7,384,577

International Equity Funds - 23.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	221,535	2,403,659
VIP Overseas Portfolio Investor Class (a)	165,855	4,585,904
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,106,526)		6,989,563

Bond Funds - 50.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	407,237	3,677,350
Fidelity International Bond Index Fund (a)	94,260	864,365
Fidelity Long-Term Treasury Bond Index Fund (a)	147,385	1,435,526
VIP High Income Portfolio Investor Class (a)	103,844	482,872
VIP Investment Grade Bond II Portfolio Investor Class (a)	890,445	8,370,182
TOTAL BOND FUNDS (Cost $15,887,112)		14,830,295

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.11% (a)(b) (Cost $64,524)	64,524	64,524

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,966,831)	29,268,959
NET OTHER ASSETS (LIABILITIES) - 0.0%	33
NET ASSETS - 100.0%	29,268,992

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,734,763	140,227	194,223	1,279	(4,172)	755	3,677,350
Fidelity International Bond Index Fund	954,574	32,165	119,418	6,098	(3,583)	627	864,365
Fidelity Long-Term Treasury Bond Index Fund	1,430,397	250,766	194,923	11,971	(41,390)	(9,324)	1,435,526
VIP Contrafund Portfolio Investor Class	1,170,699	44,546	108,087	4,779	18,414	170,978	1,296,550
VIP Emerging Markets Portfolio Investor Class	2,366,432	79,586	117,059	2,052	(4,657)	79,357	2,403,659
VIP Equity-Income Portfolio Investor Class	949,324	97,041	77,005	5,408	3,070	81,813	1,054,243
VIP Government Money Market Portfolio Investor Class 5.11%	569,826	32,909	538,211	4,361	-	-	64,524
VIP Growth & Income Portfolio Investor Class	1,304,477	98,270	92,924	8,847	3,711	133,533	1,447,067
VIP Growth Portfolio Investor Class	1,938,763	73,879	137,875	29,312	9,036	265,557	2,149,360
VIP High Income Portfolio Investor Class	473,088	12,004	11,456	205	-	9,236	482,872
VIP Investment Grade Bond II Portfolio Investor Class	7,971,340	640,267	191,934	4,989	(6,787)	(42,704)	8,370,182
VIP Mid Cap Portfolio Investor Class	297,202	27,842	25,956	5,631	1,989	30,965	332,042
VIP Overseas Portfolio Investor Class	4,469,968	29,914	241,677	17,093	51,797	275,902	4,585,904
VIP Value Portfolio Investor Class	662,492	87,117	55,953	14,498	3,564	41,361	738,581
VIP Value Strategies Portfolio Investor Class	327,639	43,020	30,018	4,702	2,013	24,080	366,734
	28,620,984	1,689,553	2,136,719	121,225	33,005	1,062,136	29,268,959

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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